Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instruments
8.	Financial Instruments

A.	Financial instruments by category

Financial assets related to concession agreements are shown in the consolidated statement of financial position as ’short-term trade accounts receivable’ and ‘long-term trade accounts receivable’.

As of December 31, the classification of financial assets and liabilities by category is as follows:

In thousands of soles	2022	2023
Financial assets according to the consolidated statement of financial position
Loans and accounts receivable at amortized cost:
- Cash and cash equivalents	917,554	1,003,888
- Trade accounts receivable and other accounts receivable
(excluding non-financial assets) (i)	1,452,606	1,379,202
- Financial assets related to concession agreements (ii)	861,190	908,371
- Accounts receivable from related parties	570,137	543,728
	3,801,487	3,835,189

In thousands of soles	2022	2023
Financial liabilities according to the consolidated statement of financial position
Other financial liabilities at amortized cost:
- Other financial liabilities	819,973	780,145
- Finance leases	835	-
- Lease liability for right-of-use asset	59,085	42,562
- Bonds	869,913	822,925
- Trade and other accounts payable
(excluding non-financial liabilities) (iii)	1,207,739	1,785,487
- Accounts payable to related parties	80,781	72,936
	3,038,326	3,504,055
Other financial liabilities:
- Other provisions (iv)	541,345	56,443

(i)	The following non-financial assets are excluded: advances to suppliers for S/ 98 million and tax receivable for S/ 104.7 million (S/ 53.7 million and S/ 141.9 million, respectively, as of December 31, 2022).
(ii)	It’s included in the trade accounts receivable item.
(iii)	The following non-financial liabilities are excluded: advances received from customers for S/241.5 million, taxes payable for S/158.1 million, Salaries and other personnel payable for S/92.2 million and others for S/9.1 million (S/365.7 million, S/165.8 million, S/99.2 million and S/6.2 million, respectively, as of December 31, 2022).
(iv)	Includes civil compensation to Peruvian Government S/ 56.4 million (S/ 488.9 million for civil compensation and S/ 52.5 million for INDECOPI, as of December 31, 2022).

B.	Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired can be assessed with reference to external risk ratings, if any, or based on historical information on the default rates of their counterparties, see note 4.A(b).

As of December 31, the credit quality of financial assets is shown below:

In thousands of soles	2022	2023
Cash and cash equivalents (*)
Banco de Credito del Peru (A+)	363,283	526,942
Banco Internacional del Peru (A)	231,174	114,878
Banco Continental BBVA (A+)	97,422	118,465
Scotiabank Peru (A+)	79,408	76,429
Citibank del Peru (A+)	60,858	37,027
Banco Santander Chile (AAA)	42,823	23,772
Banco de la Nacion (A)	28,566	24,996
Banco de Bogota (AAA)	3,555	70,513
Banco Santander Peru (A+)	2,563	2,280
Banco Scotiabank Chile (A+)	1,984	1,701
Banco Interamericano de Finanzas (A)	731	215
Other	1,505	2,029
	913,872	999,247

(*)	The difference between the balances shown and the balances of the consolidated statement of financial position correspond to cash and remittances in transit (note 9).

For banks in Peru, these risk ratings are obtained from the risk rating agencies authorized by the SBS. For banks in Chile, ratings are obtained from the risk rating agencies authorized by the Comision para el Mercado Financiero – CMF (Financial Market Commission) of Chile (Fitch Chile Clasificadora de Riesgo Ltda. and ICR International Credit Rating Cia Clasificadora de Riesgo Ltda.). For banks in Colombia, ratings are obtained from the following financial institutions: Fitch Ratings, Value and Risk Rating S.A., BRC Standard and Poor’s Rating, and Technical I of BRC Investor Services S.A. SCV.

The credit quality of customers is assessed in three categories (internal classification):

A:	new customers/related parties (less than six months);

B:	existing customers/related parties (with more than six months of trade relationship) with no previous default history; and

C:	existing customers/related parties (with more than six months of trade relationship) with previous default history.

In thousands of soles	Note	2022	2023
Trade accounts receivable	10
Counterparties with no external risk rating
A		162,555	25,424
B		1,635,926	1,801,336
C		3,970	4,012
		1,802,451	1,830,772
Receivable from related parties and joint operators
B (*)		18,760	16,006
C		8,985	-
		27,745	16,006

(*)	Does not include the balance receivable from GSP (note 11).

The total balance of trade accounts receivable and accounts receivable from related parties is subject to the terms and conditions of the respective contract. They have not been renegotiated.